HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets Held For Sale [Roll Forward]
Balance, beginning of year	$ 102,591
Balance, end of year	99,280	$ 102,591
Held for sale
Assets Held For Sale [Roll Forward]
Balance, beginning of year	3,100	1,852
Disposals	(5,001)	(36,538)
Fair value adjustments	16	37
Foreign currency translation	17	(34)
Other	1	284
Balance, end of year	3,004	3,100
Held for sale | Other subsidiaries
Assets Held For Sale [Roll Forward]
Reclassification to assets held for sale, net	4,871	3,764
Held for sale | BSREP IV
Assets Held For Sale [Roll Forward]
Reclassification to assets held for sale, net	$ 0	$ 33,735